DISPOSAL OF A SUBSIDIARY (Notes)	12 Months Ended
Dec. 31, 2013
Disposal of Subsidiary [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

6.	DISPOSAL OF A SUBSIDIARY

In February 2013, we sold our interest in the company that owns and operates the Golar Maria to Golar Partners.

(in thousands of $)	Golar Maria
Cash consideration received (1)	127,900
Carrying value of the assets sold to Golar Partners	(45,630)
Gain on disposal	82,270
Deferred gain on sale (note 27)	(17,114)
Gain recognized on sale of Golar Maria	65,156

The gain from the sale of the Golar Maria was $82.3 million of which $65.2 million had been recognized at the time of the sale in the Consolidated Statements of Operation under "Gain on disposal of Golar Maria (including amortization of deferred gain)". The remaining $17.1 million which represents profit based on our holding in the subordinated units in Golar Partners measured as of the date of the dropdown has been deferred under "Other long-term liabilities" (see note 27) and is being released to income over the remaining useful life of the vessel or until it is sold. As of December 31, 2013, the unamortized portion of the gain is $16.7 million.

(1) The cash consideration comprised of $215.0 million for the vessel less the assumed bank debt and interest rate swap liability $89.5 million and $3.1 million, respectively, plus purchase price adjustments of $5.5 million.